UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31

Date of reporting period: September 30, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / SEPTEMBER 30, 2008

Legg Mason Partners

Intermediate-Term Municipals Fund

Managed by:	WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide as high a level of income exempt from regular federal income tax* as is consistent with prudent investing.

*	Certain investors may be subject to the federal alternative minimum tax (AMT), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

Economic growth in the U.S. was mixed during the six-month reporting period ended September 30, 2008. Looking back, during the fourth quarter of 2007, U.S. gross domestic product (“GDP”)i fell 0.2%. This weakness was triggered by problems in the housing market, an ongoing credit crunch and soaring oil and food prices. The economy then expanded 0.9% and 2.8% during the first and second quarters of 2008, respectively. This rebound was due, in part, to rising exports that were buoyed by a weakening U.S. dollar, and solid consumer spending, which was aided by the government’s tax rebate program. The dollar’s rally and the end of the rebate program, combined with other strains on the economy, then caused GDP to take a step backward in the third quarter. According to the advance estimate released by the U.S. Department of Commerce, third quarter 2008 GDP declined 0.3%.

Consensus expectations now point to the U.S. falling into a recession later this year or in early 2009. Consumer spending, which represents approximately two-thirds of GDP, is moderating, as evidenced by the three consecutive months of declining retail sales during the third quarter of 2008. According to the Department of Commerce, September’s 1.2% fall in retail sales was the sharpest decline in three years. In terms of the job market, the U.S. Department of Labor reported that payroll employment declined in each of the first nine months of 2008. Year-to-date through September, roughly 760,000 jobs have been shed and the unemployment rate now stands at 6.1%, its highest level in five years.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. Beginning in September 2007, the Fed reduced the federal funds rateiii from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. The Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its meetings in June, August and September, the Fed held rates steady. Then, on October 8, 2008 (after the reporting period ended), in a global coordination effort with six central banks around the world, interest rates were cut in an attempt to reduce the strains in the global financial markets. At that time, the Fed lowered the federal funds rate from 2.00% to 1.50%.

Legg Mason Partners Intermediate-Term Municipals Fund	I

Letter from the chairman continued

The Fed again cut rates from 1.50% to 1.00% at its regularly scheduled meeting on October 29, 2008. In conjunction with its October meeting, the Fed stated: “The pace of economic activity appears to have slowed markedly, owing importantly to a decline in consumer expenditures. ... Moreover, the intensification of financial market turmoil is likely to exert additional restraint on spending, partly by further reducing the ability of households and businesses to obtain credit.”

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. Just prior to the beginning of the reporting period, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase. In mid-September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September. In addition, the Treasury proposed a $700 billion rescue plan to help financial institutions reduce their exposure to troubled mortgage-related securities. After the House of Representatives initially rejected the plan on September 29, 2008, a revamped version was approved by Congress and, on October 3, 2008, signed into law by President Bush. Also in October, the government announced a plan to purchase stakes in the nation’s largest banks and guarantee certain bank debts. Also, the Federal Deposit Insurance Corporation (“FDIC”) temporarily increased its insurance on bank accounts from $100,000 to $250,000.

During the six-month reporting period ended September 30, 2008, both short- and long-term Treasury yields experienced periods of extreme volatility. Earlier in the year, investors were focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This unrest triggered several “flights to quality,” at which times Treasury yields moved lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). This was particularly true toward the end of the reporting period, as the turmoil in the financial markets and sharply falling stock prices caused investors to flee securities that were perceived to be risky, including high- quality corporate bonds and high grade municipal bonds. At one point in September, the yield available from the three-month Treasury bill fell to 0.04%, as investors were essentially willing to forgo any return potential in order to access the safety of government-backed securities.

The municipal bond market underperformed its taxable bond counterpart over the six months ended September 30, 2008. Over that period, the

II	Legg Mason Partners Intermediate-Term Municipals Fund

Barclays Capital Municipal Bond Indexiv and the Barclays Capital U.S. Aggregate Indexv returned -2.60% and -1.50%, respectively. Most of the municipal market’s underperformance occurred in September 2008, during the aforementioned extreme flight to quality.

Performance review

For the six months ended September 30, 2008, Class A shares of Legg Mason Partners Intermediate-Term Municipals Fund, excluding sales charges, returned -1.92%. The Fund’s unmanaged benchmark, the Barclays Capital 1-15 Year Municipal Bond Indexvi, and its former unmanaged benchmark, the Barclays Capital Municipal Bond Index, returned -1.14% and -2.60%, respectively, for the same period. The Lipper Intermediate Municipal Debt Funds Category Average1 returned -2.09% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

PERFORMANCE SNAPSHOT as of September 30, 2008 (excluding sales charges) (unaudited)
6 MONTHS (not annualized)
Intermediate-Term Municipals Fund — Class A Shares	-1.92%
Barclays Capital 1-15 Year Municipal Bond Index	-1.14%
Barclays Capital Municipal Bond Index	-2.60%
Lipper Intermediate Municipal Debt Funds Category Average[1]	-2.09%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.
Excluding sales charges, Class C shares returned -2.06% and Class I shares returned -1.84% over the six months ended September 30, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
The 30-Day SEC Yields for the period ended September 30, 2008 for Class A, C and I shares were 4.46%, 3.93% and 4.73%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated July 20, 2008, the gross total operating expense ratios for Class A, Class C and Class I shares were 0.72%, 1.33% and 0.54%, respectively.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended September 30, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 167 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Intermediate-Term Municipals Fund	III

Letter from the chairman continued

A special note regarding increased market volatility

In recent months, we have experienced a series of events that have impacted the financial markets and created concerns among both novice and seasoned investors alike. In particular, we have witnessed the failure and consolidation of several storied financial institutions, periods of heightened market volatility, and aggressive actions by the U.S. federal government to steady the financial markets and restore investor confidence. While we hope that the worst is over in terms of the issues surrounding the credit and housing crises, it is likely that the fallout will continue to impact the financial markets and the U.S. economy during the remainder of the year and, perhaps, into 2009 as well.

Like all asset management firms, Legg Mason has not been immune to these difficult and, in some ways, unprecedented times. However, today’s challenges have only strengthened our resolve to do everything we can to help you reach your financial goals. Now, as always, we remain steadfast in our commitment to provide you with extraordinary service and a full spectrum of investment choices. And rest assured, we will continue to work hard to ensure that our investment managers do everything in their power to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

IV	Legg Mason Partners Intermediate-Term Municipals Fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

October 31, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind that the Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Lower-rated, high-yielding bonds are subject to greater credit risk, including the risk of default, than higher-rated obligations. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Barclays Capital (formerly Lehman Brothers) Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi

The Barclays Capital (formerly Lehman Brothers) 1–15 Year Municipal Bond Index is a market value weighted index of investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of 1–15 years.

Legg Mason Partners Intermediate-Term Municipals Fund	V

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — September 30, 2008

Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2008 and held for the six months ended September 30, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class A	(1.92)%	$1,000.00	$980.80	0.68%	$3.38
Class C	(2.06)	1,000.00	979.40	1.29	6.40
Class I	(1.84)	1,000.00	981.60	0.51	2.53

[1]	For the six months ended September 30, 2008.

[2]

Assumes reinvestment of all distributions, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report

Fund expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class A	5.00%	$1,000.00	$1,021.66	0.68%	$3.45
Class C	5.00	1,000.00	1,018.60	1.29	6.53
Class I	5.00	1,000.00	1,022.51	0.51	2.59

[1]	For the six months ended September 30, 2008.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report	3

Schedule of investments (unaudited)

September 30, 2008

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

MUNICIPAL BONDS — 100.3%
	Alabama — 1.2%
$1,935,000	Clarke & Mobile County, AL, Gas District, Gas Revenue, AMBAC, 5.250% due 1/1/24	$1,814,043
7,000,000	Jefferson County, AL, Sewer Revenue, Refunding, 5.250% due 2/1/16	6,601,280
1,000,000	Marshall County, AL, Health Care Authority Revenue, 6.250% due 1/1/22	1,016,230
1,000,000	Saraland, AL, GO, MBIA, 5.250% due 1/1/14	1,043,780
	Total Alabama	10,475,333
	Alaska — 0.1%
1,000,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargo Port LLC, 8.000% due 5/1/23(a)	981,400
	Arizona — 0.3%
390,000	Arizona State Health Facilities Authority, Unrefunded Balance, Catholic Healthcare West, 6.125% due 7/1/09(b)	400,932
1,000,000	Arizona State University, Revenue Bonds, FGIC, 5.500% due 7/1/21(c)	1,082,340
	Maricopa County, AZ, Hospital Revenue:
55,000	Intercommunity Healthcare, Sun City Project, 8.625% due 1/1/10(b)	57,183
	St. Lukes Medical Center:
596,000	8.750% due 2/1/10(b)	622,516
150,000	10.250% due 2/1/11(b)	164,596
	Total Arizona	2,327,567
	Arkansas — 0.7%
215,000	Arkansas Housing Development Agency, Single-Family Mortgage, FHA/VA, 8.375% due 7/1/10(b)	227,745
	Arkansas State Development Finance Authority Hospital Revenue, Washington Regional Medical Center:
1,500,000	7.000% due 2/1/15(c)	1,585,110
2,500,000	7.250% due 2/1/20(c)	2,649,950
245,000	Pulaski County, AR, Hospital Revenue, Arkansas Children’s Hospital, 9.250% due 3/1/10(b)	259,009
1,000,000	Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.000% due 4/1/12(a)	1,017,580
	Total Arkansas	5,739,394
	California — 4.3%
3,000,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	3,003,570
5,000,000	California Housing Finance Agency Revenue, 5.200% due 8/1/28	4,654,050
4,000,000	California Statewide CDA Revenue, St. Joseph Health System, MBIA, 5.125% due 7/1/24	3,668,520

See Notes to Financial Statements.

4	Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	California — 4.3% continued
	California State:
$6,000,000	Economic Recovery, 5.000% due 7/1/16	$6,234,840
4,245,000	Public Works Board Lease Revenue, Department of Corrections, 5.250% due 9/1/16	4,291,058
	Los Angeles, CA:
255,000	COP, Hollywood Presbyterian Medical Center, INDLC, 9.625% due 7/1/13(b)	298,908
10,000,000	Convention & Exhibition Center Authority Lease Revenue, 5.125% due 8/15/22(d)	9,638,800
130,000	San Leandro, CA, Hospital Revenue, Vesper Memorial Hospital, 11.500% due 5/1/11(b)	147,484
495,000	Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project, 10.300% due 3/1/11(b)	547,054
3,830,000	Truckee-Donner Recreation & Park District, CA, COP, Community Center Project, AMBAC, 5.000% due 9/1/29	3,479,747
1,000,000	University of California Revenues, AMBAC, 5.000% due 5/15/13	1,065,590
	Total California	37,029,621
	Colorado — 3.3%
1,025,000	Colorado Educational & Cultural Facilities Authority Revenue Charter School, Bromley East Project, 7.000% due 9/15/20(c)	1,137,453
245,000	Colorado Health Facilities Authority, Hospital Revenue, Weld County General Hospital Project, 9.375% due 7/1/09(b)	257,610
5,000,000	Colorado State Board of Governors, University Enterprise System Revenue, FGIC, 5.000% due 3/1/28	4,618,200
	Denver, CO, City & County:
3,000,000	Excise Tax Revenue, Refunding, FSA, 5.500% due 9/1/14	3,056,490
1,480,000	Wastewater Revenue, FGIC, 5.250% due 11/1/14	1,566,624
2,200,000	Longmont, CO, Sales & Use Tax Revenue, 5.750% due 11/15/19(c)	2,337,544
2,500,000	Northwest Parkway Public Highway Authority, 5.500% due 6/15/16(c)	2,704,900
14,000,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue, 6.125% due 11/15/23	12,414,640
	Total Colorado	28,093,461
	Connecticut — 1.1%
5,000,000	Connecticut State, 5.375% due 11/15/19(c)	5,416,150
2,000,000	Connecticut State Special Obligation Parking Revenue, Bradley International Airport, ACA, 6.375% due 7/1/12(a)	1,959,160
2,000,000	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, FSA, 5.375% due 7/1/16(c)	2,152,260
	Total Connecticut	9,527,570
	Delaware — 0.2%
1,225,000	Delaware State, GO, Refunding, 5.000% due 1/1/13	1,288,137

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

September 30, 2008

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	District of Columbia — 0.1%
$1,000,000	Metropolitan Washington, DC, Airports Authority, VA General Airport Revenue, Refunding, FGIC, 5.250% due 10/1/12(a)	$1,017,170
	Florida — 5.0%
2,765,000	Capital Projects Finance Authority, Florida Student Housing Revenue, Cafra Capital Corp., 7.750% due 8/15/20(c)(e)	3,040,200
	Florida Municipal Loan Council Revenue, MBIA:
1,790,000	5.250% due 11/1/13	1,877,943
3,175,000	5.250% due 11/1/16	3,250,819
1,500,000	Florida State Board of Education Capital Outlay, GO, 5.500% due 1/1/16(c)	1,570,800
10,400,000	Florida State Municipal Power Agency Revenue, 5.000% due 10/1/28	9,119,552
510,000	Gateway Services Community Development District, Florida Special Assessment Revenue, Sun City Center, Fort Myers Project, 5.500% due 5/1/10	500,427
	Hillsborough County, FL:
1,810,000	EFA Revenue, Refunding, University of Tampa Project, Radian, 5.750% due 4/1/18	1,847,847
3,500,000	School District Sales Tax Revenue, AMBAC, 5.375% due 10/1/15(c)	3,738,420
	Jacksonville Beach, FL, Utility Revenue:
1,730,000	7.900% due 10/1/14(b)	1,957,097
2,145,000	5.000% due 4/1/18	2,154,266
440,000	Killarney Community Development District Special Assessment Revenue, 5.125% due 5/1/09	435,503
3,000,000	Miami-Dade County, FL, Aviation Revenue, Miami International Airport, 5.500% due 10/1/27(a)	2,644,320
2,000,000	Orange County, FL, Health Facilities Authority Revenue, Hospital Adventist Health Systems, 6.250% due 11/15/24(c)	2,213,100
1,470,000	Orlando, FL, Utilities Commission Water & Electric Revenue, 5.250% due 10/1/13(c)	1,567,094
125,000	Port Saint Lucie, FL, Special Assessment Revenue, 6.375% due 9/1/11	123,790
1,000,000	Seminole County, FL, Water & Sewer Revenue, Refunding & Improvement, MBIA, 6.000% due 10/1/12	1,077,010
5,920,000	South Broward, FL, Hospital District Revenue, 5.000% due 5/1/28	5,219,427
750,000	Sterling Hill, FL, Community Development District, 5.500% due 11/1/10	735,173
80,000	Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC, 9.250% due 10/1/10(b)	84,802
	Total Florida	43,157,590

See Notes to Financial Statements.

6	Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Georgia — 2.7%
	Atlanta & Fulton County, GA, Recreational Authority Revenue, Zoo:
$1,770,000	5.000% due 12/1/19	$1,817,011
1,860,000	5.000% due 12/1/20	1,884,441
1,980,000	East Point, GA, Building Authority Revenue, FSA, zero coupon bond to yield 6.249% due 2/1/20	1,065,695
1,000,000	Georgia State, GO, 6.250% due 8/1/10	1,066,920
	Main Street Natural Gas Inc., Gas Project Revenue:
2,500,000	5.000% due 3/15/11	2,435,150
4,500,000	5.500% due 9/15/25	3,628,845
1,000,000	Milledgeville & Baldwin County, GA, Development Authority Revenue, Georgia College & State University Foundation, 5.500% due 9/1/24(c)	1,103,360
7,000,000	Monroe County, GA, Development Authority PCR, Oglethorpe Power Corp., Scherer Project, 4.625% due 1/1/36(f)	7,042,630
2,415,000	Municipal Electronic Authority Revenue, Combustion Turbine Project, MBIA, 5.250% due 11/1/19	2,416,691
660,000	Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Projects, MBIA, 5.000% due 1/1/19	682,638
310,000	Savannah, GA, EDA, College of Art and Design Inc. Project, 6.200% due 10/1/09(b)	314,997
	Total Georgia	23,458,378
	Hawaii — 0.6%
	Hawaii State:
	FGIC:
2,895,000	5.375% due 8/1/15	3,016,011
1,105,000	5.375% due 8/1/15(c)	1,177,764
615,000	GO, Unrefunded Balance, MBIA, 5.000% due 5/1/16	643,887
	Total Hawaii	4,837,662
	Illinois — 4.4%
75,000	Chicago Heights, IL, Single-Family Mortgage Revenue, 7.600% due 5/1/10(b)	79,407
	Chicago, IL:
1,500,000	FGIC, 6.000% due 1/1/14(c)	1,599,630
120,000	GO, 5.375% due 1/1/16	124,662
2,000,000	Metropolitan Water Reclamation District Greater Chicago, Capital Improvement, 5.500% due 12/1/14(c)	2,195,320
1,500,000	O’Hare International Airport, Second Lien Passenger Facility, AMBAC, 5.500% due 1/1/16	1,542,870
3,880,000	Project and Refunding, AMBAC, 5.375% due 1/1/16(c)	4,168,284
	Cicero, IL:
2,415,000	MBIA, 5.625% due 12/1/16	2,593,058

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report	7

Schedule of investments (unaudited) continued

September 30, 2008

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Illinois — 4.4% continued
$1,250,000	Tax Increment, XLCA, 5.250% due 1/1/20	$1,245,700
4,010,000	Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project, 7.100% due 12/1/15(b)	4,532,263
2,000,000	Illinois DFA Revenue, Revolving Fund-Master Trust, 5.500% due 9/1/17	2,108,280
	Illinois Finance Authority Revenue:
1,000,000	Edward Hospital, AMBAC, 6.000% due 2/1/28	1,017,040
2,000,000	FSA, 5.250% due 1/1/22	1,879,260
	Illinois Health Facilities Authority Revenue:
205,000	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10(b)	216,142
5,000,000	Order of St. Francis Healthcare System, 6.250% due 11/15/19(c)	5,259,400
1,140,000	Passavant Memorial Area Hospital, 6.250% due 10/1/17(c)	1,230,265
5,000,000	Illinois State, GO, First Series, 5.375% due 7/1/19	5,187,200
2,440,000	Kane County, IL, GO, FGIC, 5.500% due 1/1/15	2,603,504
725,000	Northern, IL, University Revenue, 10.400% due 4/1/13(c)	761,344
	Total Illinois	38,343,629
	Indiana — 4.8%
190,000	Indiana Bond Bank, Special Program, AMBAC, 9.750% due 8/1/09(b)	197,708
3,920,000	Indiana State Toll Road Commission Toll Road Revenue, 9.000% due 1/1/15(b)	4,723,208
3,000,000	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, 5.500% due 7/1/19(c)	3,241,500
21,875,000	Indianapolis, IN, Thermal Energy System, Multi-Mode, 5.000% due 10/1/23(f)	20,292,344
	Jasper County, IN, PCR, Northern Indiana Public Service:
5,000,000	AMBAC, 5.700% due 7/1/17	4,908,550
3,000,000	MBIA, 5.850% due 4/1/19	2,842,440
1,000,000	Lawrence Township, IN, Metropolitan School District, First Mortgage, IBC/MBIA, 6.750% due 7/5/13	1,109,640
	Madison County, IN, Hospital Authority Facilities Revenue:
310,000	Community Hospital of Anderson Project, 9.250% due 1/1/10(b)	323,723
155,000	St. Johns Hickey Memorial Hospital Project, 9.000% due 12/1/09(b)	160,786
1,075,000	Mishawaka, IN, School Building Corp., First Mortgage, AMBAC, 5.500% due 7/15/18(c)	1,148,283
2,000,000	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, 7.125% due 7/1/22	1,920,740
775,000	St. Joseph County, IN, Hospital Authority Facilities Revenue, Memorial Hospital South Bend, 9.400% due 6/1/10(b)	831,800
	Total Indiana	41,700,722

See Notes to Financial Statements.

8	Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Iowa — 0.9%
$3,000,000	Iowa Finance Authority, Health Care Facilities Revenue, Genesis Medical Center, 6.250% due 7/1/20	$3,056,610
2,920,000	Muscatine, IA, Electric Revenue, 9.700% due 1/1/13(b)	3,345,940
1,085,000	University of Iowa Facilities Corp., Medical Education and Biomed Research Facilities Project, AMBAC, 5.375% due 6/1/18	1,101,004
	Total Iowa	7,503,554
	Kansas — 0.6%
5,000,000	Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light, FGIC, 5.375% due 9/1/35(f)	5,078,650
	Kentucky — 3.4%
15,000,000	Kentucky Economic Development Finance Authority Revenue, Louisville Arena Project, 5.750% due 12/1/28	14,360,700
5,000,000	Kentucky Property & Buildings, 5.375% due 10/1/19(c)	5,355,450
10,000,000	Louisville & Jefferson County, KY, Metro Government Health Facilities Revenue, Jewish Hospital, St. Marys Healthcare, 6.000% due 2/1/22	9,953,700
	Total Kentucky	29,669,850
	Louisiana — 0.5%
500,000	East Baton Rouge, LA, Parish Park & Recreation District, GO, FSA, 5.000% due 5/1/20	504,160
275,000	Lafayette, LA, Public Trust Financing Authority, Single-Family Mortgage Revenue, FHA, 7.200% due 4/1/10(b)	284,218
1,480,000	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue, AMBAC, Parking Facilities Corp. Garage Project, 5.625% due 10/1/17	1,538,756
240,000	Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist Hospital Inc. Project, Aetna, 8.000% due 5/15/12(b)	264,766
1,000,000	Louisiana State University & Agricultural & Mechanical College Board, Refunding, Auxiliary, FSA, 5.250% due 7/1/13	1,075,380
1,000,000	New Orleans, LA, GO, Refunding, FGIC, 5.500% due 12/1/10	1,016,600
	Total Louisiana	4,683,880
	Maryland — 2.2%
	Anne Arundel County, MD, GO:
3,000,000	5.375% due 3/1/14(c)	3,222,240
450,000	Consolidated Solid Waste Projects, 5.300% due 2/1/17(a)	454,797
1,000,000	Frederick County, MD, GO, Public Facilities, 5.000% due 12/1/15(c)	1,060,850
2,000,000	Maryland State, State and Local Facilities Loan, 5.500% due 8/1/10	2,107,940
	Maryland State Health & Higher EFA Revenue:
	Carroll County General Hospital:
400,000	5.125% due 7/1/14	406,296
535,000	6.000% due 7/1/21	546,064

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report	9

Schedule of investments (unaudited) continued

September 30, 2008

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Maryland — 2.2% continued
$1,000,000	Johns Hopkins Hospital, 5.000% due 5/15/11	$1,026,820
	Refunding:
	Kennedy Krieger Issue:
400,000	5.200% due 7/1/09	402,204
400,000	5.250% due 7/1/10	401,852
1,000,000	5.125% due 7/1/22	886,160
500,000	Medstar Health, 5.750% due 8/15/14	516,010
	University of Maryland Medical System:
1,000,000	5.000% due 7/1/10	1,021,370
1,000,000	6.000% due 7/1/22(c)	1,092,470
4,000,000	Washington County Hospital, 6.000% due 1/1/28	3,619,160
1,000,000	Maryland State Transportation Authority, Parking Revenue, Baltimore/Washington International Airport, AMBAC, 5.250% due 3/1/12(a)	1,012,080
1,575,000	Northeast Maryland Waste Disposal Authority, Solid Waste Revenue, AMBAC, 5.500% due 4/1/15(a)	1,607,618
	Total Maryland	19,383,931
	Massachusetts — 4.6%
495,000	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09(b)	505,177
13,000,000	Massachusetts Educational Financing Authority Education Loan Revenue, 6.125% due 1/1/22(a)	12,174,240
1,140,000	Massachusetts Rail Connections Inc., Route 128, Parking Garage Revenue, 6.000% due 7/1/13(c)	1,193,762
375,000	Massachusetts State DFA Revenue, First Mortgage, Edgecombe Project, 6.000% due 7/1/11	376,594
	Massachusetts State HEFA Revenue:
	Caregroup Inc.:
3,500,000	5.375% due 7/1/23	3,296,650
5,500,000	5.375% due 7/1/24	5,127,265
3,570,000	5.375% due 7/1/25	3,300,965
	Caritas Christi Obligation:
2,000,000	6.500% due 7/1/12	2,028,080
3,000,000	6.750% due 7/1/16	3,064,080
1,000,000	Harvard University, 5.000% due 1/15/16	1,012,700
1,300,000	University of Massachusetts, 5.500% due 10/1/18(c)	1,413,828
1,110,000	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13(b)	1,407,147
	Massachusetts State:
2,000,000	GAN, 5.750% due 6/15/15	2,117,460
1,000,000	GO, Refunding, AMBAC, 5.750% due 8/1/10	1,056,380

See Notes to Financial Statements.

10	Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Massachusetts — 4.6% continued
$2,000,000	Pittsfield, MA, GO, MBIA, 5.500% due 4/15/17	$2,087,720
	Total Massachusetts	40,162,048
	Michigan — 5.5%
1,050,000	Allen Academy COP, 7.000% due 6/1/15	1,015,801
1,000,000	Carman-Ainsworth, MI, Community School District GO, FGIC, 5.500% due 5/1/19(c)	1,078,200
1,775,000	Chippewa Valley, MI, Schools Administration Building, Q-SBLF, 5.500% due 5/1/18(c)	1,913,805
	Michigan State Hospital Finance Authority Revenue:
26,690,000	McLaren Health Care Corp., 5.625% due 5/15/28	24,319,394
1,000,000	Refunding, Hospital, Sparrow Obligated, 5.000% due 11/15/19	963,860
15,060,000	Michigan State Housing Development Authority, Rental Housing Revenue, AMBAC, 6.000% due 4/1/23(a)(d)	14,356,849
1,000,000	Mount Clemens, MI, Community School District, Q-SBLF, 5.500% due 5/1/16(c)	1,073,560
2,000,000	Southfield, MI, Library Building Authority GO, MBIA, 5.500% due 5/1/24(c)	2,093,160
665,000	Williamston, MI, Community School District, GO, MBIA, Q-SBLF, 6.250% due 5/1/09	677,655
	Total Michigan	47,492,284
	Minnesota — 0.2%
1,000,000	Minneapolis, MN, Health Care System Revenue, Allina Health Systems, 6.000% due 11/15/18(c)	1,105,120
1,000,000	Saint Paul, MN, Housing & Redevelopment Authority, Hospital Revenue, Health East Project, ACA/CBI, 5.850% due 11/1/17	1,000,250
	Total Minnesota	2,105,370
	Missouri — 1.5%
9,080,000	Boone County, MO, Hospital Revenue, Boone Hospital Center, 5.750% due 8/1/28	8,676,212
1,000,000	Lees Summit, MO, IDA Health Facilities Revenue, John Knox Village, 5.750% due 8/15/11(b)	1,074,100
1,500,000	Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs, 5.250% due 1/1/16	1,530,540
680,000	Missouri State Housing Development Community, MFH Revenue, 5.500% due 12/1/15	689,724
1,000,000	Saint Louis, MO, Airport Revenue, Airport Development Program, MBIA, 5.625% due 7/1/16(c)	1,070,520
	Total Missouri	13,041,096
	Montana — 0.0%
25,000	Montana State Board of Regents Revenue, MBIA, 10.000% due 11/15/08(b)	25,203

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report	11

Schedule of investments (unaudited) continued

September 30, 2008

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Nebraska — 0.0%
$5,000	Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10(b)	$5,395
	Nevada — 0.9%
	Carson City, NV, Hospital Revenue, Carson-Tahoe Health System:
650,000	6.000% due 9/1/14	669,130
535,000	6.000% due 9/1/14(c)	593,326
2,500,000	Las Vegas New Convention & Visitors Authority Revenue, AMBAC, 6.000% due 7/1/14(c)	2,592,350
	Reno, NV, Hospital Revenue, Renown Regional Medical Center Project:
1,000,000	5.000% due 6/1/15	986,580
1,000,000	5.000% due 6/1/16	970,720
2,190,000	5.000% due 6/1/17	2,085,033
	Total Nevada	7,897,139
	New Hampshire — 0.7%
	New Hampshire HEFA, University Systems of New Hampshire, AMBAC:
595,000	5.375% due 7/1/16(c)	636,930
305,000	5.375% due 7/1/16	320,058
	New Hampshire HEFA Revenue, Covenant Health:
1,770,000	6.500% due 7/1/17(c)	1,963,337
1,060,000	6.500% due 7/1/17	1,109,195
455,000	New Hampshire State, GO, Unrefunded Balance, Capital Improvement, 5.125% due 10/1/17	460,032
1,395,000	New Hampshire State HFA, Single-Family Mortgage Revenue, 5.300% due 7/1/28	1,294,448
	Total New Hampshire	5,784,000
	New Jersey — 5.4%
	New Jersey Health Care Facilities Financing Authority Revenue:
	Atlanticare Regional Medical Center:
1,840,000	5.000% due 7/1/15	1,874,647
1,350,000	5.000% due 7/1/16	1,364,580
85,000	Hackensack Hospital, 8.750% due 7/1/09(b)	88,986
3,000,000	Trinitas Hospital Obligation Group, 7.375% due 7/1/15(c)	3,262,410
	New Jersey State:
27,000,000	Higher Education Assistance Authority, Student Loan Revenue, Student Loan, 5.875% due 6/1/21(a)	25,237,710
11,570,000	Housing & Mortgage Finance Agency, Multi-Family Revenue, 5.250% due 5/1/23	10,956,443

See Notes to Financial Statements.

12	Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	New Jersey — 5.4% continued
	Turnpike Authority Revenue:
$220,000	6.750% due 1/1/09(b)	$222,332
245,000	6.000% due 1/1/14(b)	259,543
3,095,000	Passaic Valley, NJ, Sewage Commissioners Sewer System, AMBAC, 5.625% due 12/1/17	3,190,512
135,000	Ringwood Boro, NJ, Sewage Authority, 9.875% due 1/1/14(b)	158,541
	Total New Jersey	46,615,704
	New Mexico — 0.3%
1,100,000	Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC, 5.250% due 10/1/21	1,131,350
1,490,000	New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, MBIA, 5.000% due 6/15/20	1,497,450
	Total New Mexico	2,628,800
	New York — 5.5%
1,000,000	Albany, NY, IDA, Civic Facility Revenue, Charitable Leadership Project, 6.000% due 7/1/19	973,680
2,150,000	Nassau County, NY, IDA, Continuing Care Retirement, Amsterdam at Harborside, 5.875% due 1/1/18	2,090,853
	New York City, NY:
1,000,000	Health & Hospital Corp. Revenue, Health Systems, FSA, 5.500% due 2/15/19	1,036,230
445,000	IDA, Special Needs Facilities Pooled Program A-1, 6.100% due 7/1/12	437,382
1,500,000	Industrial Development Agency, Revenue, Queens Baseball Stadium, Pilot, AMBAC, 5.000% due 1/1/19	1,504,905
	New York State Dormitory Authority Revenue:
1,000,000	Columbia University, 5.250% due 7/1/17(c)	1,075,410
5,415,000	FHA New York and Presbyterian Hospital, FSA, 5.240% due 8/15/24	5,289,318
1,780,000	Marymount Manhattan College, Radian, 6.375% due 7/1/14	1,824,144
5,000,000	Mental Health Services Facilities, 5.000% due 2/15/18	5,092,450
19,150,000	Municipal Health Facility, 5.000% due 1/15/25	17,840,906
2,500,000	School Districts Financing Programs, MBIA, 5.500% due 10/1/17	2,624,000
1,715,000	State University Educational Facilities, MBIA, 6.000% due 5/15/15(c)	1,828,207
6,000,000	Tobacco Settlement Financing Corp., New York, Asset-Backed, 5.500% due 6/1/14	6,062,520
	Total New York	47,680,005
	North Carolina — 1.5%
425,000	Asheville, NC, HDC, First Lien Revenue, Asheville Gardens, HUD Section 8, 10.500% due 5/1/11(c)	454,584

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report	13

Schedule of investments (unaudited) continued

September 30, 2008

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	North Carolina — 1.5% continued
$3,000,000	Guilford County, NC, GO, Public Improvement, 5.250% due 10/1/15(c)	$3,214,200
4,000,000	Iredell County, NC, COP, Iredell County School Project, FSA, 5.125% due 6/1/27	3,844,080
550,000	North Carolina Eastern Municipal Power Agency, Power Systems Revenue, ACA/CBI, 5.650% due 1/1/16	557,106
	North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue:
1,720,000	10.500% due 1/1/10(b)(e)	1,812,278
3,000,000	ACA-CBI, 6.375% due 1/1/13	3,099,510
	Total North Carolina	12,981,758
	Ohio — 2.1%
1,750,000	Cleveland, OH, Public Power Systems Revenue, AMBAC, 5.500% due 11/15/15	1,839,215
1,000,000	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 6.750% due 1/1/10	1,016,200
1,630,000	Franklin County, OH, Hospital Revenue, Children Hospital Project, 10.375% due 6/1/13(b)(e)	1,929,431
305,000	Hamilton County, OH, Sales Tax Revenue, AMBAC, 5.250% due 12/1/18	310,206
1,240,000	Jackson, OH, Local School District, Stark & Summit Counties, FSA, 5.000% due 12/1/18	1,275,985
490,000	Lake County, OH, Hospital Improvement Revenue, Lake County Memorial Hospital Project, 8.625% due 11/1/09(b)	505,151
1,410,000	Logan Hocking, OH, Local School District, Construction & Improvement, MBIA, 5.500% due 12/1/16(c)	1,520,798
2,775,000	Montgomery County, OH, Revenue, Catholic Health Initiatives, 5.500% due 9/1/14(c)	2,968,529
	Ohio State, Water Development Authority Revenue:
2,210,000	Refunding, Safe Water Service, 9.375% due 12/1/10(b)	2,314,356
335,000	Safe Water, 9.000% due 12/1/10(b)	337,998
3,600,000	Ohio State Building Authority, State Facilities-Administration Building Fund, FSA, 5.500% due 10/1/14(c)	3,868,740
500,000	Ohio State Department of Administrative Services, COP, Administrative Knowledge System, MBIA, 5.000% due 9/1/16	521,405
	Total Ohio	18,408,014
	Oklahoma — 0.5%
	Oklahoma Development Finance Authority Revenue, Refunding, St. John’s Health Systems:
2,060,000	5.750% due 2/15/18(c)	2,106,144
690,000	5.750% due 2/15/18	696,527
1,725,000	Tulsa, OK, Airport Improvement Trust General Revenue, 6.000% due 6/1/14(a)	1,766,400
	Total Oklahoma	4,569,071

See Notes to Financial Statements.

14	Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Oregon — 1.1%
$1,000,000	Clackamas County, OR, Hospital Facilities Authority Revenue, Legacy Health System, 5.750% due 5/1/16	$1,036,010
	Klamath Falls, OR, Intercommunity Hospital Authority Revenue:
940,000	Merle West Medical Center, 6.125% due 9/1/22(c)	1,046,756
560,000	Unrefunded Balance, Merle West Medical Center, 6.125% due 9/1/22	551,986
	Oregon State Department Administrative Services Lottery Revenue:
3,500,000	5.250% due 4/1/15(c)	3,563,630
1,375,000	FSA, 5.500% due 4/1/14(c)	1,482,552
1,470,000	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.000% due 3/1/12(a)	1,479,629
	Total Oregon	9,160,563
	Pennsylvania — 7.6%
3,000,000	Allegheny County, PA, Port Authority Special Revenue, FGIC, 5.500% due 3/1/16	3,084,210
1,135,000	Carbon County, PA, IDA, Panther Creek Partners Project, 6.650% due 5/1/10(a)	1,151,060
	Central Bucks, PA, School District:
2,500,000	FGIC, 5.500% due 5/15/19(c)	2,701,925
1,000,000	GO, FGIC, 5.500% due 5/15/17(c)	1,080,770
1,070,000	Chester County, PA, School Authority, School Lease Revenue, 5.375% due 6/1/17	1,105,513
1,750,000	Greater Johnstown, PA, GO, School District, MBIA, 5.375% due 8/1/14	1,833,633
10,000,000	Pennsylvania Housing Finance Agency, Single-Family Mortgage Revenue, 5.200% due 10/1/28	9,430,000
	Pennsylvania State:
2,000,000	5.750% due 10/1/14(c)	2,088,020
4,000,000	5.500% due 5/1/15(c)	4,326,880
2,000,000	Department of General Services, COP, FSA, 5.250% due 5/1/16	2,078,700
5,000,000	HFA, 5.250% due 10/1/23(a)	4,552,000
	Higher EFA, Health Services Revenue:
1,000,000	Allegheny Delaware Valley Obligation Group, MBIA, 6.250% due 1/15/18	1,052,760
3,330,000	University of Pittsburg Medical Center Health System, 5.600% due 11/15/09	3,419,810
500,000	IDA, Refunding, Economic Development, AMBAC, 5.500% due 7/1/20	510,825
1,000,000	Turnpike Commission Oil Franchise Tax Revenue, Subordinated, MBIA, 5.250% due 12/1/16(c)	1,086,850

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report	15

Schedule of investments (unaudited) continued

September 30, 2008

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Pennsylvania — 7.6% continued
	Philadelphia, PA:
$2,000,000	GO, FSA, 5.250% due 9/15/18(c)	$2,113,760
2,000,000	School District, 5.625% due 8/1/18(c)	2,173,320
	School District, FSA:
2,000,000	5.500% due 2/1/20(c)	2,152,540
1,865,000	5.500% due 2/1/21(c)	2,007,244
	Philadelphia, PA, Authority for Industrial Development:
2,000,000	FSA, 5.500% due 10/1/15(c)	2,161,660
1,000,000	Lease Revenue, FSA, 5.500% due 10/1/19(c)	1,080,830
	Philadelphia, PA, Gas Works Revenue:
1,675,000	5.500% due 8/1/17(c)	1,793,289
3,240,000	FSA, 5.500% due 8/1/19(c)	3,468,809
	Philadelphia, PA, Parking Authority Revenue, Parking Revenue, FSA:
2,000,000	5.625% due 9/1/15	2,057,460
1,500,000	5.625% due 9/1/19	1,538,175
1,000,000	Philadelphia, PA, Water and Wastewater Revenue, FGIC, 5.250% due 11/1/17	1,021,270
715,000	Pittsburgh, PA, Public Parking Authority, Parking Revenue, St. Francis General Hospital, 6.625% due 10/1/12(b)	767,645
1,200,000	Reading, PA, GO, AMBAC, 5.875% due 11/15/12(b)	1,322,844
1,445,000	Southcentral, PA, General Authority Revenue, Hanover Hospital Inc., Radian, 5.500% due 12/1/18	1,463,496
730,000	West View, PA, Municipal Authority, 9.500% due 11/15/14(b)	889,410
120,000	Westmoreland County, PA, Municipal Authority, Special Obligation, 9.125% due 7/1/10(b)	125,862
	Total Pennsylvania	65,640,570
	Rhode Island — 0.5%
1,000,000	Cranston, RI, FGIC, 6.375% due 11/15/14(c)	1,052,100
1,000,000	Providence, RI, Public Building Authority, General Revenue, MBIA, 5.375% due 12/15/21	1,012,060
2,000,000	Woonsocket, RI, GO, FGIC, 5.375% due 10/1/20	2,030,460
	Total Rhode Island	4,094,620
	South Carolina — 0.3%
490,000	Charleston, SC, Waterworks & Sewer Revenue, 10.375% due 1/1/10(b)	515,828
1,650,000	Greenville County, SC, School District Installment Purchase, Revenue, Refunding, Building Equity, 6.000% due 12/1/21(c)	1,839,618
	Total South Carolina	2,355,446
	South Dakota — 0.3%
2,635,000	Minnehaha County, SD, Limited Tax Certificates, 5.625% due 12/1/19(c)	2,730,940

See Notes to Financial Statements.

16	Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Tennessee — 2.8%
$5,000,000	Elizabethton, TN, Health & Educational Facilities Board Revenue, 5.750% due 7/1/23(c)	$5,170,900
70,000	Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Southern Adventist Health System, 8.700% due 10/1/09(b)	72,026
	Memphis-Shelby County, TN:
1,000,000	Airport Authority, Airport Revenue, AMBAC, 6.250% due 3/1/14(a)	1,025,690
2,000,000	Sports Authority Inc. Revenue, Memphis Arena Project, 5.500% due 11/1/18(c)	2,174,500
	Tennessee Energy Acquisition Corp., Gas Revenue:
2,500,000	5.250% due 9/1/20	2,117,700
3,000,000	5.000% due 2/1/22	2,351,760
5,000,000	5.250% due 9/1/22	4,132,000
5,000,000	5.250% due 9/1/23	4,082,650
3,220,000	Tennessee Housing Development Agency, 5.000% due 7/1/23(a)	2,847,253
	Total Tennessee	23,974,479
	Texas — 14.5%
	Austin, TX:
1,000,000	Convention Enterprises Inc., Convention Center, First Tier, 6.600% due 1/1/21(c)	1,079,100
2,000,000	Electric Utility System Revenue, Refunding, AMBAC, 5.500% due 11/15/13	2,144,160
700,000	Bexar County, TX, Housing Finance Corp. MFH Revenue, The Waters at Northern Hill Apartments, MBIA, 5.800% due 8/1/21	622,027
16,500,000	Brazos River, TX, Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Co., 5.900% due 5/1/38(a)(f)	14,268,540
30,000	Brownsville, TX, Utilities Systems Revenue, AMBAC, 9.400% due 1/1/13(b)	34,203
1,000,000	Dallas, TX, Area Rapid Transit, Senior Lien, AMBAC, 5.375% due 12/1/17(c)	1,073,260
8,150,000	Dallas-Fort Worth, TX, International Airport Revenue, MBIA, 5.750% due 11/1/18(a)	8,124,898
1,280,000	Duncanville, TX, Hospital Authority, Methodist Hospitals of Dallas Project, 9.000% due 1/1/10(b)	1,333,888
	El Paso County, TX, Housing Finance Corp.:
415,000	La Plaza Apartments, 6.700% due 7/1/20	413,012
	MFH Revenue, American Village Communities:
1,250,000	6.250% due 12/1/20	1,233,250
1,000,000	6.250% due 12/1/24	977,160
390,000	Fort Bend, TX, ISD, PSFG, 5.500% due 2/15/16	392,644
2,000,000	Fort Worth, TX, Water & Sewer Revenue, 5.625% due 2/15/18(c)	2,155,540

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report	17

Schedule of investments (unaudited) continued

September 30, 2008

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Texas — 14.5% continued
$5,000,000	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 10/1/12(a)(f)(g)	$5,114,050
	Harlandale, TX:
10,000	GO, ISD, Refunding, PSFG, Unrefunded Balance, 6.000% due 8/15/16	10,460
990,000	ISD, Refunding, PSFG, 6.000% due 8/15/16(c)	1,051,093
	Harris County, TX:
11,000,000	Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine, 5.375% due 11/15/28	9,648,320
1,000,000	GO, Capital Appreciation, Refunding, Permanent Improvement, MBIA, zero coupon bond to yield 6.000% due 10/1/17	644,730
	Houston Sports Authority Revenue:
1,125,000	5.250% due 11/15/16	1,131,671
3,000,000	MBIA, 5.750% due 11/15/19	3,044,130
	Houston, TX:
1,585,000	Airport Systems Revenue, 9.500% due 7/1/10(b)	1,712,275
	FSA:
910,000	5.750% due 3/1/18(c)	962,380
90,000	Unrefunded Balance, 5.750% due 3/1/18	93,320
	Water & Sewer Systems Revenue, Refunding, Jr. Lien:
4,545,000	5.750% due 12/1/16(c)	4,825,063
1,000,000	FSA, 5.500% due 12/1/17	1,026,720
	Midlothian, TX:
2,570,000	Development Authority Tax, Increment Contact Revenue, 7.875% due 11/15/21(c)	2,888,731
60,000	ISD, Unrefunded Balance, Refunding, PSFG, zero coupon bond to yield 6.166% due 2/15/17	36,210
	Montgomery, TX, ISD, GO:
1,230,000	Refunding, PSFG, 5.500% due 2/15/17(c)	1,304,624
570,000	Unrefunded Balance, Refunding, PSFG, 5.500% due 2/15/17	594,202
1,230,000	North Forest ISD, ACA, 6.500% due 8/15/17	1,111,367
18,000,000	North Texas Tollway Authority Revenue, MBIA, 5.125% due 1/1/28	15,961,140
755,000	Panhandle, TX, Regional Housing Finance, GNMA-Collateralized, 6.500% due 7/20/21	773,792
15,000,000	SA Energy Acquisition, PFC, TX, Gas Supply Revenue, 5.500% due 8/1/22	12,505,350
13,000,000	Sabine River Authority, Texas PCR, Southwestern Electric Power Co., MBIA, 4.950% due 3/1/18	12,398,880
190,000	Southeast Texas HFA, Memorial Hospital System Project, 8.500% due 12/1/08(b)	191,697

See Notes to Financial Statements.

18	Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Texas — 14.5% continued
	Tarrant County, TX:
	Health Facilities Development Corp., Health System Revenue:
$250,000	Original Discount Issue, FGIC, 5.000% due 9/1/15(b)	$261,310
855,000	Original Issue Discount, FGIC, 5.000% due 9/1/15(b)	898,178
	Health Facilities Development Corp., Hospital Revenue:
2,000,000	6.625% due 11/15/20(c)	2,181,860
4,000,000	Baylor Health Care Systems Project, 5.750% due 11/15/19	4,047,840
60,000	Hospital Authority Revenue, St. Joseph Hospital Project, 8.750% due 2/1/10(b)	62,669
2,000,000	Texas Technical University Revenue Financing System, MBIA, 5.500% due 8/15/18(c)	2,147,620
2,000,000	University of Texas Revenue Financing System, 5.375% due 8/15/18(c)	2,105,260
2,150,000	Waco, TX, Health Facilities Developmental Corp., FHA Mortgage Revenue, Hillcrest Health Systems Project, MBIA, 5.000% due 2/1/20	2,126,049
1,000,000	Wichita Falls, TX, Water & Sewer Revenue, Priority Lien, AMBAC, 5.375% due 8/1/19(c)	1,064,450
	Total Texas	125,777,123
	Utah — 0.7%
	Provo, UT, Electric Revenue:
760,000	10.125% due 4/1/15(b)	933,166
10,000	AMBAC, 10.375% due 9/15/15(b)	12,401
830,000	MBIA, 10.125% due 4/1/15(b)	1,019,116
1,500,000	Salt Lake County, UT, Hospital Revenue, IHC Health Services Inc., AMBAC, 5.500% due 5/15/13	1,584,555
	Spanish Fork City, UT, Water Revenue:
240,000	FSA, 5.500% due 6/1/17(c)	260,040
760,000	Unrefunded Balance, FSA, 5.500% due 6/1/17	795,522
1,000,000	Utah State Board Regents, Utah State University Hospital, MBIA, 5.500% due 8/1/18(c)	1,069,210
	Total Utah	5,674,010
	Vermont — 0.1%
1,175,000	Vermont Educational & Health Buildings Financing Agency Revenue, Developmental & Mental Health, 5.500% due 6/15/12	1,187,420
	Virginia — 1.8%
1,445,000	Chesapeake, VA, GO, Public Improvement, 5.500% due 12/1/17	1,524,490
1,000,000	Fairfax County, VA, Redevelopment & Housing Authority Lease Revenue, James Lee Community Center, 5.250% due 6/1/19	1,019,050
1,305,000	Fauquier County, VA, IDA, Hospital Revenue, Fauquier Hospital Foundation Inc., Radian, 5.500% due 10/1/15	1,320,255

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report	19

Schedule of investments (unaudited) continued

September 30, 2008

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Virginia — 1.8% continued
$750,000	Harrisonburg, VA, Redevelopment & Housing Authority, MFH Revenue, Greens of Salem Run Project, FSA, 6.000% due 4/1/12(a)	$753,210
750,000	Norton, VA, IDA Hospital Revenue, Norton Community Hospital, ACA, 6.000% due 12/1/22	698,490
	Virginia State Resources Authority:
5,035,000	Clean Water Reserve, Revolving Fund, 5.400% due 10/1/18(c)	5,313,335
1,175,000	Infrastructure Revenue, Senior, Pooled Financing Program, 5.000% due 11/1/19	1,223,680
1,000,000	Revenue, Clean Water Reserve, Revolving Fund, 5.750% due 10/1/13(c)	1,062,040
3,000,000	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09	3,007,350
	Total Virginia	15,921,900
	Washington — 2.6%
4,000,000	Energy Northwest Washington Electric Revenue, Refunding, Project No. 1, 5.500% due 7/1/14	4,233,560
	King County, WA:
6,725,000	Public Hospital District, GO, 5.250% due 12/1/28	6,349,678
1,115,000	Sewer Revenue, FGIC, 6.000% due 1/1/10(c)	1,135,884
2,000,000	Pierce County, WA, School District North 10 Tacoma, FGIC, 5.375% due 12/1/14(c)	2,146,520
	Radford Court Properties, WA, Student Housing Revenue, MBIA:
1,695,000	6.000% due 6/1/17	1,773,377
1,000,000	5.375% due 6/1/19	1,022,150
5,000,000	Washington State Health Care Facilities Authority Revenue, Highline Medical Center, FHA, 6.250% due 8/1/28	5,021,300
1,000,000	Washington State, GO, 6.000% due 1/1/11(c)	1,043,580
	Total Washington	22,726,049
	West Virginia — 0.6%
6,000,000	West Virginia State Hospial Finance Authority Revenue, FSA, 5.375% due 6/1/28	5,524,320
	Wisconsin — 1.5%
4,000,000	Sheboygan, WI, PCR, Wicsconsin Power Convention, FGIC, 5.000% due 9/1/15	4,030,040
2,000,000	Wisconsin State, 5.500% due 5/1/14(c)	2,129,240
	Wisconsin State HEFA Revenue:
1,000,000	Agnesian Health Care Inc., 6.000% due 7/1/17	1,016,800
4,500,000	Prohealth Care Inc. Obligation Group, AMBAC, 5.000% due 8/15/19	4,502,925
1,500,000	Wheaton Franciscan Services Inc., 6.000% due 8/15/15(c)	1,635,390
	Total Wisconsin	13,314,395

See Notes to Financial Statements.

20	Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Wyoming — 0.8%
$7,565,000	Wyoming CDA, Housing Revenue, 5.500% due 12/1/28	$7,134,703
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $894,033,430)	868,909,924
SHORT-TERM INVESTMENTS — 0.8%
	Arizona — 0.0%
250,000	Arizona Health Facilities Authority Revenue, Health Facility Catholic West, LOC-Bank of America N.A., 7.880%, 10/1/08(h)	250,000
	Colorado — 0.1%
400,000	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federation Bond Program, LOC-Bank of America, 4.250%, 10/1/08(h)	400,000
	Massachusetts — 0.0%
	Massachusetts State DFA Revenue, Boston University:
100,000	LOC-Allied Irish Bank PLC, 4.250%, 10/1/08(h)	100,000
100,000	LOC-Bank of America N.A., 4.400%, 10/1/08(h)	100,000
100,000	Massachusetts State HEFA, Revenue, Boston University, 9.250%, 10/1/08(h)	100,000
	Total Massachusetts	300,000
	Oregon — 0.0%
300,000	Oregon State GO, SPA-Bayerische Landesbank, 8.000%, 10/1/08(h)	300,000
	Pennsylvania — 0.2%
1,300,000	Langhorne Manor Boro, PA, Higher Education & Health Authority Retirement, Wesley Enhanced Living, Radian, LOC-Citizens Bank of Pennsylvania, SPA-Citizens Bank of Pennsylvania, 4.350%, 10/1/08(h)	1,300,000
400,000	Northampton County, PA, General Purpose Authority Revenue, Higher Education Lehigh University, SPA-JPMorgan Chase, 7.250%, 10/2/08(h)	400,000
300,000	Saint Mary Hospital Authority Bucks County, Catholic Health, 8.000%, 10/1/08(h)	300,000
	Total Pennsylvania	2,000,000
	Tennessee — 0.4%
3,000,000	Clarksville, TN, PBA, Tennessee Municipal Bond Fund, LOC-Bank of America, 7.250%, 10/2/08(h)	3,000,000
	Vermont — 0.1%
600,000	Vermont Educational & Health Buildings Financing Agency Revenue, Hospital Mount Ascutney Hospital Project, LOC-Banknorth N.A., 7.050%, 10/1/08(h)	600,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $6,850,000)	6,850,000
	TOTAL INVESTMENTS — 101.1% (Cost — $900,883,430#)	875,759,924
	Liabilities in Excess of Other Assets — (1.1)%	(9,703,284)
	TOTAL NET ASSETS — 100.0%	$866,056,640

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report	21

Schedule of investments (unaudited) continued

September 30, 2008

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND
(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Security is issued on a when-issued basis.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

(g)	Maturity date shown represents the mandatory tender date.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ACA	—American Capital Assurance — Insured Bonds
AMBAC	—Ambac Assurance Corporation — Insured Bonds
CBI	—Certificate of Bond Insurance
CDA	—Community Development Authority
COP	—Certificate of Participation
DFA	—Development Finance Agency
EDA	—Economic Development Authority
EFA	—Educational Facilities Authority
FGIC	—Financial Guaranty Insurance Company — Insured Bonds
FHA	—Federal Housing Administration
FSA	—Financial Security Assurance — Insured Bonds
GAN	—Grant Anticipation Notes
GNMA	—Government National Mortgage Association
GO	—General Obligation
HDC	—Housing Development Corporation
HEFA	—Health & Educational Facilities Authority
HFA	—Housing Finance Authority
HUD	—Housing and Urban Development
IBC	—Insured Bond Certificates
IDA	—Industrial Development Authority
INDLC	—Industrial Indemnity Company — Insured Bonds
ISD	—Independent School District
LOC	—Letter of Credit
MBIA	—Municipal Bond Investors Assurance Corporation — Insured Bonds
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
PFC	—Public Facilities Corporation
PSFG	—Permanent School Fund Guaranty
Q-SBLF	—Qualified School Board Loan Fund
Radian	—Radian Asset Assurance
SPA	—Standby Bond Purchase Agreement — Insured Bonds
VA	—Veterans Administration
XLCA	—XL Capital Assurance Inc. — Insured Bonds

See Notes to Financial Statements.

22	Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

SUMMARY OF INVESTMENTS BY INDUSTRY*
Pre-refunded/escrowed to maturity	26.7%
Hospitals	19.3
Industrial development	9.3
Electric	7.7
Education	7.3
Housing	6.9
Transportation	5.0
Leasing	4.2
Local general obligation	3.8
Other revenue	2.6
Water & sewer	2.4
Public facilities	1.7
State general obligation	1.7
Special tax	1.1
Resource recovery	0.3
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of September 30, 2008 and are subject to change.

RATINGS TABLE†
S&P/Moody’s/Fitch‡
AAA/Aaa	29.6%
AA/ Aa	40.2
A	20.1
BBB/Baa	6.1
BB/Ba	0.6
B/B	0.1
A-1/VMIG1	0.8
NR	2.5
100.0%

†	As a percentage of total investments.

‡	S&P primary rating; Moody’s secondary, then Fitch.

See pages 24 and 25 for definitions of ratings.

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report	23

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

24	Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,

CCC

and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report	25

Statement of assets and liabilities (unaudited)

September 30, 2008

ASSETS:
Investments, at value (Cost — $900,883,430)	$875,759,924
Cash	68,983
Interest receivable	12,383,864
Receivable for Fund shares sold	6,702,728
Receivable from broker — variation margin on open futures contracts	3,758,750
Receivable for securities sold	3,154,000
Prepaid expenses	77,710
Other receivables	28,745
Total Assets	901,934,704
LIABILITIES:
Payable for securities purchased	24,889,200
Payable for Fund shares repurchased	9,895,339
Distributions payable	383,521
Investment management fee payable	364,988
Distribution fees payable	254,355
Trustees’ fees payable	25,188
Accrued expenses	65,473
Total Liabilities	35,878,064
TOTAL NET ASSETS	$866,056,640
NET ASSETS:
Par value (Note 7)	$1,427
Paid-in capital in excess of par value	931,091,008
Undistributed net investment income	199,936
Accumulated net realized loss on investments and futures contracts	(44,821,365)
Net unrealized depreciation on investments and futures contracts	(20,414,366)
TOTAL NET ASSETS	$866,056,640
Shares Outstanding:
Class A	94,353,485
Class C	47,471,964
Class I	869,363
Net Asset Value:
Class A (and redemption price)	$6.07
Class C (and redemption price)	$6.08
Class I (and redemption price)	$6.07
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$6.21

See Notes to Financial Statements.

26	Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended September 30, 2008

INVESTMENT INCOME:
Interest	$18,801,218
EXPENSES:
Investment management fee (Note 3)	1,951,005
Distribution fees (Notes 3 and 5)	1,344,076
Legal fees	30,295
Transfer agent fees (Note 5)	28,421
Shareholder reports (Note 5)	20,927
Audit and tax	13,963
Trustees’ fees	7,666
Registration fees	2,840
Custody fees	2,481
Insurance	1,970
Miscellaneous expenses	3,199
Total Expenses	3,406,843
NET INVESTMENT INCOME	15,394,375
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 4):
Net Realized Loss From:
Investment transactions	(431,779)
Futures contracts	(1,431,423)
Net Realized Loss	(1,863,202)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(40,950,116)
Futures contracts	6,512,023
Change in Net Unrealized Appreciation/Depreciation	(34,438,093)
NET LOSS ON INVESTMENTS AND FUTURES CONTRACTS	(36,301,295)
DECREASE IN NET ASSETS FROM OPERATIONS	$(20,906,920)

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report	27

Statements of changes in net assets

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008 (unaudited) AND THE YEAR ENDED MARCH 31, 2008	SEPTEMBER 30	MARCH 31
OPERATIONS:
Net investment income	$15,394,375	$25,605,414
Net realized gain (loss)	(1,863,202)	1,303,462
Change in net unrealized appreciation/depreciation	(34,438,093)	(6,701,434)
Increase (Decrease) in Net Assets From Operations	(20,906,920)	20,207,442
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(15,403,786)	(25,602,692)
Decrease in Net Assets From Distributions to Shareholders	(15,403,786)	(25,602,692)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	346,333,261	154,891,039
Reinvestment of distributions	10,854,030	15,936,227
Cost of shares repurchased	(116,067,855)	(245,201,389)
Increase (Decrease) in Net Assets From Fund Share Transactions	241,119,436	(74,374,123)
INCREASE (DECREASE) IN NET ASSETS	204,808,730	(79,769,373)
NET ASSETS:
Beginning of period	661,247,910	741,017,283
End of period*	$866,056,640	$661,247,910
* Includes undistributed net investment income of:	$199,936	$209,347

See Notes to Financial Statements.

28	Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2008[2]	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$6.32	$6.36	$6.33	$6.42	$6.59	$6.57
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.13	0.26	0.26	0.26	0.28	0.29
Net realized and unrealized gain (loss)	(0.25)	(0.04)	0.03	(0.09)	(0.17)	0.01
Total income (loss) from operations	(0.12)	0.22	0.29	0.17	0.11	0.30
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.26)	(0.26)	(0.26)	(0.28)	(0.28)
Total distributions	(0.13)	(0.26)	(0.26)	(0.26)	(0.28)	(0.28)
NET ASSET VALUE, END OF PERIOD	$6.07	$6.32	$6.36	$6.33	$6.42	$6.59
Total return[3]	(1.92)%	3.48%	4.70%	2.78%	1.68%	4.67%
NET ASSETS, END OF PERIOD (MILLIONS)	$573	$460	$495	$404	$403	$376
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.68%[4]	0.72%	0.78%[5]	0.76%	0.76%	0.74%
Gross expenses, excluding interest expense	0.68 [4]	0.72	0.70 [5]	0.70	0.70	0.70
Net expenses	0.68 [4]	0.72 [6,7]	0.76 [5,7,8]	0.76 [7,8]	0.75 [7,8]	0.74 [8]
Net expenses, excluding interest	0.68 [4]	0.72 [6,7]	0.68 [5,7,8]	0.70 [7,8]	0.69 [7,8]	0.70 [8]
Net investment income	4.15 [4]	4.05	4.12	4.05	4.31	4.36
PORTFOLIO TURNOVER RATE	10%	36%	19%	11%	19%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2008 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.77% and 0.75% including interest expense and 0.69% and 0.67% excluding interest expense, respectively.

[6]	There was no impact to the expense ratio as a result of fees paid indirectly.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a voluntary expense limitation prior to March 16, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.85%.

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report	29

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2008[2]	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$6.32	$6.37	$6.34	$6.43	$6.60	$6.58
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.11	0.22	0.22	0.22	0.24	0.25
Net realized and unrealized gain (loss)	(0.24)	(0.05)	0.03	(0.09)	(0.17)	0.01
Total income (loss) from operations	(0.13)	0.17	0.25	0.13	0.07	0.26
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.22)	(0.22)	(0.22)	(0.24)	(0.24)
Total distributions	(0.11)	(0.22)	(0.22)	(0.22)	(0.24)	(0.24)
NET ASSET VALUE, END OF PERIOD	$6.08	$6.32	$6.37	$6.34	$6.43	$6.60
Total return[3]	(2.06)%	2.68%	4.06%	2.15%	1.05%	4.02%
NET ASSETS, END OF PERIOD (MILLIONS)	$288	$200	$246	$254	$327	$351
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.29%[4]	1.33%	1.39%[5]	1.39%	1.39%	1.34%
Gross expenses, excluding interest expense	1.29 [4]	1.33	1.31 [5]	1.33	1.33	1.30
Net expenses	1.29 [4]	1.33 [6]	1.38 [5,7,8]	1.39 [7,8]	1.38 [7,8]	1.34 [8]
Net expenses, excluding interest	1.29 [4]	1.33 [6]	1.30 [5,7,8]	1.33 [7,8]	1.32 [7,8]	1.30 [8]
Net investment income	3.52 [4]	3.43	3.50	3.41	3.68	3.75
PORTFOLIO TURNOVER RATE	10%	36%	19%	11%	19%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2008 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.38% and 1.37% including interest expense and 1.30% and 1.29% excluding interest expense, respectively.

[6]	There was no impact to the expense ratio as a result of fees paid indirectly.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of a voluntary expense limitation prior to March 16, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.45%.

See Notes to Financial Statements.

30	Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2008[2]	2008[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$ 6.32	$6.35
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.14	0.13
Net realized and unrealized loss	(0.25)	(0.03)
Total income (loss) from operations	(0.11)	0.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.13)
Total distributions	(0.14)	(0.13)
NET ASSET VALUE, END OF PERIOD	$6.07	$6.32
Total return[4]	(1.84)%	1.61%
NET ASSETS, END OF PERIOD (000s)	$5,274	$1
RATIOS TO AVERAGE NET ASSETS:
Gross expenses[5]	0.51%	0.54%
Net expenses[5]	0.51	0.54 [6]
Net investment income[5]	4.26	4.05
PORTFOLIO TURNOVER RATE	10%	36%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2008 (unaudited).

[3]	For the period September 28, 2007 (inception date) to March 31, 2008.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report	31

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Financial futures contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitution for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(b) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

32	Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(f) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund. If material, the amount is shown as a reduction of expenses on the Statement of Operations.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report	33

Notes to financial statements (unaudited) continued

2. Investment valuation

Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	SEPTEMBER 30, 2008	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$875,759,924	—	$875,759,924	—
Other Financial Instruments*	4,709,140	$4,709,140	—	—
Total	$880,469,064	$4,709,140	$875,759,924	—

*	Other financial instruments may included written options, futures, swaps and forward contracts.

3. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

34	Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2008, LMIS and its affiliates received sales charges of approximately $26,000 on sales of the Fund’s Class A shares. In addition, for the six months ended September 30, 2008, CDSCs paid to LMIS and its affiliates on the sales of the Fund’s Class A shares were approximately $19,000.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change will have no effect on fees previously deferred. As of September 30, 2008, the Fund had accrued $9,871 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

4. Investments

During the six months ended September 30, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$317,680,437
Sales	73,455,697

Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report	35

Notes to financial statements (unaudited) continued

At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,675,643
Gross unrealized depreciation	(37,799,149)
Net unrealized depreciation	$(25,123,506)

At September 30, 2008, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN
Contracts to Sell:
U.S. Treasury 10 Year Notes	1,798	12/08	$210,770,512	$206,095,750	$4,674,762
U.S. Treasury Bonds	93	12/08	10,931,362	10,896,984	34,378
Net unrealized gain on open futures contracts					$4,709,140

5. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.60% of the average daily net assets of Class C. Distribution fees are accrued daily and paid monthly.

For the six months ended September 30, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class A1	$392,720	$13,176	$10,085
Class C	951,356	15,232	10,839
Class I	—	13	3
Total	$1,344,076	$28,421	$20,927

[1]

LMIS has agreed to reimburse the Fund for any amount which exceeds the payments made by the Fund with respect to the distribution plan for Class A shares over the cumulative unreimbursed amounts spent by LMIS in performing its services under the distribution plan. During the six months ended September 30, 2008, no reimbursement was required.

36	Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report

6. Distributions to shareholders by class

	SIX MONTHS ENDED SEPTEMBER 30, 2008	YEAR ENDED MARCH 31, 2008
Net Investment Income:
Class A	$10,866,095	$18,430,790
Class C	4,472,136	7,156,329
Class I1	65,555	15,573
Total	$15,403,786	$25,602,692

[1]	For the period September 28, 2007 (inception date) to March 31, 2008.

7. Shares of beneficial interest

At September 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED SEPTEMBER 30, 2008		YEAR ENDED MARCH 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	31,864,984	$201,367,555	14,705,839	$93,528,963
Shares issued on reinvestment	1,195,388	7,484,951	1,777,718	11,268,040
Shares repurchased	(11,521,608)	(72,459,996)	(21,515,841)	(136,468,438)
Net increase (decrease)	21,538,764	$136,392,510	(5,032,284)	$(31,671,435)
Class C
Shares sold	22,161,315	$140,345,657	9,469,094	$60,274,326
Shares issued on reinvestment	531,147	3,330,771	734,191	4,657,315
Shares repurchased	(6,893,277)	(43,352,657)	(17,143,479)	(108,732,951)
Net increase (decrease)	15,799,185	$100,323,771	(6,940,194)	$(43,801,310)
Class I1
Shares sold	731,475	$4,620,049	170,642	$1,087,750
Shares issued on reinvestment	6,180	38,308	1,714	10,872
Shares repurchased	(40,648)	(255,202)	—	—
Net increase	697,007	$4,403,155	172,356	$1,098,622

[1]	For the period September 28, 2007 (inception date) to March 31, 2008.

Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report	37

Notes to financial statements (unaudited) continued

8. Capital loss carryforward

As of March 31, 2008, the Fund had a net capital loss carryforward of approximately $40,588,976, of which $5,514,817 expires in 2009, $214,462 expires in 2010, $5,555,681 expires in 2011, $2,928,764 expires in 2012, $21,780,086 expires in 2013, $4,311,329 expires in 2014 and $283,837 expires in 2015. These amounts will be available to offset any future taxable capital gains.

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of

38	Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report

$80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant

Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report	39

Notes to financial statements (unaudited) continued

Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of

40	Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report

attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgement was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

11. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board

Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report	41

Notes to financial statements (unaudited) continued

of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

12. Recent accounting pronouncements

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

42	Legg Mason Partners Intermediate-Term Municipals Fund 2008 Semi-Annual Report

Legg Mason Partners

Intermediate-Term Municipals Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

PNC Global Investment Servicing

(formerly PFPC Inc.)

4400 Computer Drive

Westborough,

Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners Intermediate-Term Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Legg Mason Partners Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Intermediate-Term Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest money manager in the world, according to Pensions & Investments, May 26, 2008 based on 12/31/07 worldwide assets under management.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0804 11/08 SR08-687

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Income Trust

Date: December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Income Trust

Date: December 1, 2008

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of Legg Mason Partners Income Trust

Date: December 1, 2008